AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.4%
Asset-Backed Securities — 5.6%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class D
1.800%	12/18/25	2,195	$2,125,130
Series 2021-01, Class C
0.890%	10/19/26	1,910	1,786,585
Series 2021-02, Class C
1.010%	01/19/27	3,300	3,034,680
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	336,330
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	1,235	1,139,992
Carvana Auto Receivables Trust,
Series 2021-N04, Class D
2.300%	09/11/28	6,465	6,149,818
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	80	78,820
Exeter Automobile Receivables Trust,
Series 2022-03A, Class C
5.300%	09/15/27	2,660	2,620,462
Series 2023-01A, Class D
6.690%	06/15/29	445	442,407
Ford Credit Auto Lease Trust,
Series 2023-A, Class C
5.540%	12/15/26	1,905	1,860,867
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,775	3,628,653
Series 2020-02, Class C, 144A
1.740%	04/15/33	2,910	2,641,865
Series 2021-02, Class C, 144A
2.110%	05/15/34	2,575	2,255,799
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,655	2,571,495
GM Financial Automobile Leasing Trust,
Series 2021-02, Class C
1.010%	05/20/25	250	247,390
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	1,490	1,475,334
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	574	557,095
Santander Drive Auto Receivables Trust,
Series 2022-06, Class B
4.720%	06/15/27	3,925	3,849,767
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	1,959,057
			38,761,546
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 2.0%
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.778%(c)	07/20/34	3,170	$3,147,830
Carlyle US CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A11R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.628%(c)	04/15/35	500	496,705
CIFC Funding Ltd. (Cayman Islands),
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.710%(c)	01/15/35	7,125	7,069,791
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.758%(c)	07/20/34	1,290	1,284,038
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.598%(c)	10/15/32	280	277,628
Series 2019-35A, Class A1R, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.990%)
6.578%(c)	04/20/32	5,385	5,345,922
Series 2019-37A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.640%(c)	07/15/33	3,755	3,739,980
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.610%(c)	04/15/34	4,150	4,124,571
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.700%(c)	07/17/35	1,920	1,903,408
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.708%(c)	07/20/29	2,358	2,353,409
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.580%(c)	07/17/29	1,567	1,555,798
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.720%(c)	07/15/34	2,655	2,637,687
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.720%(c)	01/15/35	3,310	3,291,586
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)
7.220%(c)	01/16/32	4,105	4,037,678
			41,266,031
A1

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.2%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	140	$139,804
HPEFS Equipment Trust,
Series 2023-02A, Class B, 144A
6.250%	01/21/31	185	185,181
Series 2023-02A, Class C, 144A
6.480%	01/21/31	695	696,457
Series 2023-02A, Class D, 144A
6.970%	07/21/31	475	475,819
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	702,647
MMAF Equipment Finance LLC,
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,377,178
			3,577,086
Other — 1.2%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2023-01A, Class A2, 144A
7.824%	03/05/53	2,535	2,499,076
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	58	54,311
Driven Brands Funding LLC,
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	2,165	1,851,892
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	2,559	2,095,788
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	16	15,802
Series 2023-A, Class A, 144A
6.160%	02/25/38	1,695	1,696,533
Series 2023-A, Class B, 144A
6.530%	02/25/38	855	856,117
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	361	340,175
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,090	856,441
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	59	58,701
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	64	60,268
Series 2020-01A, Class A, 144A
1.740%	10/20/37	284	261,533
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	554	499,647
Series 2023-01A, Class A, 144A
4.930%	10/20/40	3,636	3,528,763
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	577	563,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	241	$240,369
Series 2023-03A, Class B, 144A
6.480%	07/20/29	755	756,801
Series 2023-03A, Class C, 144A
6.740%	08/20/29	255	255,167
Series 2023-03A, Class D, 144A
7.580%	09/20/29	205	204,391
Progress Residential Trust,
Series 2023-SFR02, Class A, 144A
4.500%	10/17/28	1,420	1,332,609
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	3,010	2,929,569
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	2,695	2,207,627
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	273	268,172
Verizon Master Trust,
Series 2023-01, Class C
4.980%	01/22/29	1,225	1,190,633
			24,623,575
Student Loans — 0.3%
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	1,603	1,533,636
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	1,163	1,114,040
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	752	691,451
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	933	829,713
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	475	405,807
Series 2021-B, Class A, 144A
1.310%	07/17/51	2,929	2,584,453
			7,159,100

Total Asset-Backed Securities (cost $114,486,790)			115,387,338
Commercial Mortgage-Backed Securities — 1.9%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)
6.597%(c)	04/15/34	3,250	2,945,927
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
7.606%(c)	11/15/34	190	72,464
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,231,363

A2

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month SOFR + 1.654% (Cap N/A, Floor 1.540%)
6.986%(c)	10/15/34	580	$572,658
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)
6.997%(c)	08/15/38	2,189	1,853,447
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month SOFR + 0.767% (Cap N/A, Floor 0.767%)
6.099%(c)	05/15/38	340	333,715
Series 2022-CSMO, Class B, 144A, 1 Month SOFR + 3.141% (Cap N/A, Floor 3.141%)
8.473%(c)	06/15/27	3,315	3,312,919
BX Trust,
Series 2021-ARIA, Class B, 144A, 1 Month SOFR + 1.411% (Cap N/A, Floor 1.297%)
6.743%(c)	10/15/36	1,725	1,668,157
Series 2021-MFM01, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.146%(c)	01/15/34	402	396,320
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	142,831
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	965	588,206
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.397%(c)	11/15/36	445	436,805
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month SOFR + 1.027% (Cap N/A, Floor 0.980%)
6.360%(c)	05/15/36	195	194,306
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	1,815	1,574,461
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month SOFR + 1.494% (Cap N/A, Floor 1.380%)
6.826%(c)	07/15/38	314	309,767
FHLMC Multifamily Structured Pass-Through Certificates,
Series K057, Class A1
2.206%	06/25/25	49	47,688
Series K068, Class A1
2.952%	02/25/27	106	101,867
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.341%(cc)	05/25/52	1,265	1,150,760
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month SOFR + 1.448% (Cap N/A, Floor 1.334%)
6.780%(c)	12/15/36	2,200	2,177,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-WOLF, Class C, 144A, 1 Month SOFR + 1.747% (Cap N/A, Floor 1.633%)
7.079%(c)	12/15/36	2,050	$2,025,344
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class B, 144A, 1 Month SOFR + 1.714% (Cap N/A, Floor 1.600%)
7.047%(c)	05/15/26	2,185	1,837,814
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,165	1,042,675
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	1,000	28,510
Series 2020-609M, Class A, 144A, 1 Month SOFR + 1.484% (Cap N/A, Floor 1.370%)
6.817%(c)	10/15/33	340	317,770
Series 2022-OPO, Class C, 144A
3.565%(cc)	01/05/39	2,575	1,812,962
LUXE Trust,
Series 2021-TRIP, Class C, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)
7.204%(c)	10/15/38	3,505	3,423,816
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	57,717
Series 2015-C27, Class AS
4.068%	12/15/47	265	242,898
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	790	725,919
Series 2019-NUGS, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 2.450%)
6.397%(c)	12/15/36	260	208,000
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C, 144A, 1 Month SOFR + 2.109% (Cap N/A, Floor 1.995%)
7.442%(c)	11/15/38	8,315	6,529,816
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.247%(c)	04/15/36	195	189,656
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.946%(c)	05/15/38	410	358,840
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
6.647%(c)	05/15/31	695	666,059

Total Commercial Mortgage-Backed Securities (cost $40,794,494)			38,579,166

A3

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 25.5%
Advertising — 0.2%
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	4,385	$4,279,469
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.040%	05/01/27	1,760	1,719,842
5.805%	05/01/50	2,185	1,978,336
			3,698,178
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
7.079%	08/02/43	1,100	1,054,808
7.081%	08/02/53	1,710	1,613,749
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	405	364,706
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	1,420	1,362,026
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43	170	149,009
			4,544,298
Auto Manufacturers — 0.7%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.125%	01/19/28	445	433,340
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.500%	03/30/26	700	691,021
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	815	708,934
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	10,345	9,586,169
4.625%	11/13/25	1,325	1,291,934
4.750%	11/13/28	1,755	1,659,475
			14,370,873
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/21/33	2,875	2,812,568
Banks — 8.6%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	785	781,762
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
5.862%(ff)	09/14/26	2,000	1,976,707
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sub. Notes
6.921%	08/08/33	1,200	$1,145,794
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,010	2,416,896
5.288%(ff)	04/25/34	3,230	3,005,120
5.819%(ff)	09/15/29	4,435	4,381,110
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,285	7,810,520
2.496%(ff)	02/13/31	4,455	3,571,578
2.676%(ff)	06/19/41	355	227,285
3.248%	10/21/27	2,340	2,135,443
4.271%(ff)	07/23/29	1,240	1,142,241
5.015%(ff)	07/22/33	4,060	3,739,088
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	225	176,712
Sub. Notes, MTN
4.450%	03/03/26	70	67,422
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	550	547,025
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
6.224%(ff)	05/09/34	1,605	1,522,301
6.692%(ff)	09/13/34	3,435	3,343,535
Sub. Notes
4.836%	05/09/28	287	262,456
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	3,660	3,013,154
CaixaBank SA (Spain),
Sr. Unsec’d. Notes, 144A
6.208%(ff)	01/18/29	5,670	5,534,647
6.684%(ff)	09/13/27	2,140	2,138,869
6.840%(ff)	09/13/34	2,470	2,419,782
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	3,295	3,145,623
5.610%(ff)	09/29/26	2,815	2,785,787
Sub. Notes
6.174%(ff)	05/25/34	1,000	958,763
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	1,565	1,498,918
4.298%(ff)	04/01/28	770	716,245
Sr. Unsec’d. Notes, 144A, MTN
3.773%(ff)	03/28/25	1,730	1,703,112
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	465	441,349
2.550%	05/05/27	265	232,272
4.772%(ff)	07/28/30	665	603,235
6.339%(ff)	07/27/29	1,210	1,194,486
6.361%(ff)	10/27/28	385	381,682

A4

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Fifth Third Bank NA,
Sr. Unsec’d. Notes
5.852%(ff)	10/27/25	455	$447,587
Sr. Unsec’d. Notes, MTN
2.250%	02/01/27	500	437,831
Sub. Notes
3.850%	03/15/26	325	300,389
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28	2,520	2,325,611
3.691%(ff)	06/05/28	2,545	2,343,277
4.223%(ff)	05/01/29	5,625	5,205,664
4.482%(ff)	08/23/28(a)	2,885	2,729,686
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28	254	235,026
4.583%(ff)	06/19/29	2,190	2,027,147
4.755%(ff)	06/09/28	3,965	3,752,708
5.210%(ff)	08/11/28	2,300	2,214,843
6.254%(ff)	03/09/34	3,620	3,546,894
Huntington National Bank (The),
Sr. Unsec’d. Notes
5.699%(ff)	11/18/25	305	298,048
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26	600	578,625
6.114%(ff)	09/11/34	1,230	1,192,867
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
6.625%	06/20/33	2,115	1,986,556
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26	5,150	4,834,252
2.182%(ff)	06/01/28	3,335	2,917,813
2.522%(ff)	04/22/31	6,445	5,218,352
2.739%(ff)	10/15/30	2,280	1,906,089
Sub. Notes
2.956%(ff)	05/13/31	2,608	2,146,727
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29	5,515	5,376,733
6.324%(ff)	09/21/34	2,460	2,389,801
Morgan Stanley,
Sr. Unsec’d. Notes
5.123%(ff)	02/01/29	3,285	3,164,894
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	3,500	2,856,089
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	360	309,825
5.250%(ff)	04/21/34	3,230	2,999,630
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
5.375%	09/22/27	1,145	1,114,198
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	700	567,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.037%(ff)	10/28/33	2,375	$2,299,086
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28	770	668,292
6.499%(ff)	03/09/29	510	497,618
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	5,570	5,049,091
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27	1,425	1,270,715
2.608%(ff)	01/12/28	2,240	1,977,898
2.819%(ff)	01/30/26	2,050	1,945,737
3.971%(ff)	03/30/26	1,420	1,364,009
4.644%(ff)	04/01/31	935	840,341
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.123%(ff)	06/06/28(a)	1,056	978,132
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,415	1,361,654
4.550%	04/17/26	250	239,798
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	1,650	1,460,640
1.364%(ff)	01/30/27	1,530	1,356,694
2.193%(ff)	06/05/26	1,980	1,841,400
2.746%(ff)	02/11/33	990	746,229
5.711%(ff)	01/12/27	525	518,065
5.959%(ff)	01/12/34	1,555	1,492,929
6.301%(ff)	09/22/34	1,625	1,587,072
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,575	1,478,538
3.068%(ff)	04/30/41	4,780	3,189,592
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,380	2,087,785
2.572%(ff)	02/11/31	7,150	5,779,928
2.879%(ff)	10/30/30	5,010	4,169,936
Sub. Notes, GMTN
4.300%	07/22/27	1,990	1,874,723
			176,521,153
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	1,225	1,020,037
5.550%	01/23/49	4,305	4,134,238
			5,154,275
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	350	325,569

A5

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	1,225	$1,137,379
			1,462,948
Commercial Services — 0.2%
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27	1,535	1,486,803
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33	1,925	1,803,945
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	64,638
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	28,617
			3,384,003
Computers — 0.0%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33	970	942,806
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	2,255	2,020,045
3.300%	01/30/32	1,782	1,414,499
4.625%	10/15/27	645	603,521
4.875%	01/16/24	1,075	1,070,773
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.750%	06/09/27(a)	5,240	4,825,358
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	1,210	1,012,166
3.650%	05/11/27	225	205,581
5.247%(ff)	07/26/30	665	614,364
5.468%(ff)	02/01/29	4,555	4,328,874
Sub. Notes
2.359%(ff)	07/29/32	1,095	746,143
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	225	164,490
2.650%	09/15/40	1,220	796,744
4.350%	06/15/29	980	921,701
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	2,110	1,688,907
3.200%	04/06/41	870	599,296
Gtd. Notes, 144A, MTN
2.000%	04/06/28	2,835	2,394,712
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nasdaq, Inc.,
Sr. Unsec’d. Notes
6.100%	06/28/63	620	$574,101
			23,981,275
Electric — 2.5%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/53	1,055	967,131
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	03/01/28	1,030	1,023,795
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.000%	08/15/52	4,475	3,714,593
6.100%	09/15/53	3,135	3,040,918
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	865	790,792
Edison International,
Sr. Unsec’d. Notes
4.700%	08/15/25	930	904,693
4.950%	04/15/25	95	93,047
EDP Finance BV (Portugal),
Gtd. Notes, 144A
6.300%	10/11/27	730	739,241
Enel Finance America LLC (Italy),
Gtd. Notes, 144A
7.100%	10/14/27	2,845	2,944,633
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.800%	10/14/25	580	587,544
Exelon Corp.,
Sr. Unsec’d. Notes
5.600%	03/15/53	1,660	1,511,168
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,320	2,178,245
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
5.625%	04/01/53	195	183,332
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	880	867,406
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	1,950	1,508,526
3.000%	01/15/52	1,905	1,120,843
5.000%	07/15/32	600	561,117
5.250%	02/28/53	1,345	1,163,831
5.749%	09/01/25	1,505	1,500,548
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	1,435	1,225,346
2.500%	02/01/31	2,280	1,731,330
3.950%	12/01/47	1,160	740,792

A6

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.550%	07/01/30	2,255	$1,990,494
5.900%	06/15/32	375	349,060
6.700%	04/01/53	760	712,214
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28	4,695	4,708,720
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29	670	602,610
Southern California Edison Co.,
First Mortgage
5.700%	03/01/53	1,125	1,028,738
First Mortgage, Series D
4.700%	06/01/27	1,580	1,531,234
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33	3,470	3,276,283
5.700%	03/15/34	1,640	1,608,709
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
5.125%	05/13/25	2,295	2,237,501
6.950%	10/15/33	940	920,275
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	2,375	2,051,213
			50,115,922
Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27(a)	4,070	3,756,848
5.050%	03/15/42(a)	355	274,606
			4,031,454
Foods — 0.4%
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/20/33	4,470	4,221,387
Sysco Corp.,
Gtd. Notes
2.450%	12/14/31	840	656,797
3.150%	12/14/51	4,620	2,835,224
			7,713,408
Gas — 0.1%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
6.119%	07/20/53	760	717,771
NiSource, Inc.,
Sr. Unsec’d. Notes
5.250%	03/30/28	450	441,037
			1,158,808
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
Revvity, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28(a)	2,040	$1,693,751
2.250%	09/15/31	960	729,802
3.300%	09/15/29	755	653,854
			3,077,407
Healthcare-Services — 1.9%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	7,575	6,108,666
4.250%	12/15/27	60	55,273
4.625%	12/15/29	2,170	1,957,428
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	513,239
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53	1,075	953,653
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31	945	722,510
3.125%	03/15/27	1,070	971,395
3.375%	03/15/29	430	376,866
3.500%	09/01/30	4,335	3,672,577
4.125%	06/15/29	270	244,081
5.375%	09/01/26	2,415	2,370,698
5.875%	02/15/26	365	363,114
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	105	79,237
4.875%	04/01/30	1,605	1,518,744
5.500%	03/15/53	4,770	4,337,149
St. Joseph’s University Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	4,880	4,528,883
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	715	685,776
5.547%	08/15/53	635	608,954
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	1,245	844,981
5.050%	04/15/53	6,420	5,746,371
5.875%	02/15/53	3,040	3,052,183
			39,711,778
Insurance — 0.9%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	420	371,578
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	710	591,707

A7

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.500%	01/15/51	2,875	$1,655,769
2.850%	10/15/50	930	576,753
3.850%	03/15/52	925	692,346
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,090	1,068,532
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,205	1,979,066
3.900%	04/05/32	715	600,300
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	7,275	6,764,940
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	920	736,271
5.700%	09/15/53	2,700	2,607,820
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A, MTN
5.150%	03/28/33	1,240	1,171,632
			18,816,714
Internet — 0.2%
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53	3,265	3,092,277
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,240	1,128,207
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	520	495,633
5.000%	10/15/27	1,675	1,630,071
			3,253,911
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	245	170,633
5.250%	04/01/53	525	392,436
5.375%	05/01/47	160	122,062
5.750%	04/01/48	465	371,403
6.484%	10/23/45	650	566,920
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	5,165	4,360,418
3.900%	03/01/38	1,145	929,592
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	1,240	861,785
			7,775,249
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.500%	09/08/53	625	$596,295
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31(a)	200	171,882
			768,177
Oil & Gas — 0.2%
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/53	1,085	1,035,085
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30	2,820	3,163,790
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
5.100%	03/29/26(a)	755	745,270
			4,944,145
Pharmaceuticals — 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	4,335	3,824,729
4.250%	11/14/28	9,220	8,760,254
4.250%	11/21/49	4,070	3,223,529
4.500%	05/14/35	100	90,292
4.550%	03/15/35	785	714,041
4.700%	05/14/45	145	123,750
4.875%	11/14/48	3,185	2,785,599
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	4,020	3,380,374
3.700%	06/06/27	1,795	1,682,340
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	130	98,905
2.700%	08/21/40	90	56,972
3.250%	08/15/29	655	572,951
5.050%	03/25/48	5,790	4,810,181
5.125%	07/20/45	105	88,326
5.875%	06/01/53	1,215	1,124,720
Merck & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	05/17/53	1,475	1,344,086
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.750%	05/19/33	1,440	1,364,267
5.300%	05/19/53	1,410	1,304,860
5.340%	05/19/63	2,235	2,035,059
			37,385,235
Pipelines — 1.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,135	941,370

A8

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.450%	07/15/27	569	$535,652
5.950%	06/01/26	5,035	5,006,014
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	820	796,492
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
6.042%	08/15/28	1,495	1,487,779
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	1,020	968,762
5.550%	02/15/28	2,045	2,009,928
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	1,060	676,157
ONEOK, Inc.,
Gtd. Notes
5.800%	11/01/30	850	831,819
6.050%	09/01/33	1,255	1,233,353
6.625%	09/01/53	2,530	2,475,827
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	2,940	2,749,466
6.875%	01/15/29	489	489,634
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	305	240,292
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	2,955	2,748,965
5.100%	09/15/45	85	71,107
5.400%	03/04/44	245	211,515
			23,474,132
Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
5.950%	08/15/34(a)	2,145	2,023,518
Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	1,121	933,648
3.950%	01/15/27	2,770	2,599,992
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,380	1,326,543
3.900%	03/15/27	4,490	4,134,163
4.050%	07/01/30	681	594,659
4.125%	06/15/26	2,675	2,520,977
4.125%	05/15/29	2,755	2,452,812
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.250%	01/15/31	1,385	1,075,141
4.750%	05/15/47	85	66,067
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	1,745	$1,611,561
4.500%	03/15/48	190	141,060
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	735	714,353
Healthcare Realty Holdings LP,
Gtd. Notes
2.050%	03/15/31	1,025	740,516
3.625%	01/15/28	80	71,466
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31	470	381,215
3.500%	07/15/29	435	383,205
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	100	96,146
4.250%	08/15/29	80	68,444
4.375%	10/01/25	2,655	2,541,337
Public Storage Operating Co.,
Gtd. Notes
5.350%	08/01/53	490	446,471
Realty Income Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/27	785	734,491
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	100	92,552
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,215	1,050,820
2.836%	01/15/50	2,745	2,627,351
			27,404,990
Retail — 0.5%
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	1,324	977,050
5.625%	04/15/53(a)	775	704,449
5.750%	07/01/53	785	732,613
McDonald’s Corp.,
Sr. Unsec’d. Notes
5.450%	08/14/53(a)	5,530	5,179,034
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	2,850	2,175,355
			9,768,501
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
2.972%(ff)	02/16/28	1,140	1,019,311

A9

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.2%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.663%	02/15/30(a)	2,340	$2,131,092
6.750%	11/01/29	1,065	1,082,663
			3,213,755
Software — 0.1%
Intuit, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/53	1,225	1,174,077
Telecommunications — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	1,770	1,417,857
3.500%	09/15/53	6,095	3,765,829
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	2,900	2,764,802
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.200%	03/15/27	860	786,959
3.625%	12/15/25	45	42,621
3.800%	03/15/32	1,340	1,112,977
4.350%	05/01/49	180	127,376
4.550%	03/15/52(a)	4,136	2,989,234
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,910	3,004,905
8.750%	03/15/32	1,770	2,049,128
T-Mobile USA, Inc.,
Gtd. Notes
3.875%	04/15/30	2,215	1,960,658
5.750%	01/15/54	7,295	6,722,443
6.000%	06/15/54	925	882,033
			27,626,822
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	529	492,146
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	2,190	2,125,475
			2,617,621

Total Corporate Bonds (cost $533,818,503)			521,319,058
Municipal Bonds — 0.4%
California — 0.1%
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	224,081
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	217,057
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	$140,128
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	138,479
7.625%	03/01/40	100	117,474
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	12,554
			849,773
Colorado — 0.2%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	4,520	3,533,797
Florida — 0.1%
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	310,452
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	448,211
			758,663
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	322	336,229
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	211,993
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	255,331
Great Lakes Water Authority Sewage Disposal System Revenue,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	127,289
			382,620
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	419,341
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	280,007
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	47,397
			746,745

A10

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	$133,868
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	108,085
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	119,297
Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	358,838
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	218,823

Total Municipal Bonds (cost $7,828,259)			7,758,731
Residential Mortgage-Backed Securities — 1.7%
Angel Oak Mortgage Trust,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	62	56,535
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	72	63,605
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	300,722
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	262	213,517
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	1,187	960,637
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	248	200,420
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	1,099	898,095
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	2,128	1,560,306
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,868	1,509,999
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	118	114,763
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	664	566,175
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	53	47,661
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	141	$109,876
Fannie Mae Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, 30 Day Average SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.429%(c)	02/25/30	22	21,638
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	1	135
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	10/25/33	220	220,377
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.461%(cc)	05/25/48	4,865	4,192,437
Freddie Mac REMIC,
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
5.928%(c)	10/15/46	18	17,297
Series 4977, Class IO, IO
4.500%	05/25/50	1,107	218,566
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.645%(cc)	12/25/46	628	601,709
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	213	186,303
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	184	166,150
Government National Mortgage Assoc.,
Series 2013-24, Class OI, IO
4.000%	02/20/43	154	19,790
Series 2013-82, Class IG, IO
3.500%	05/20/43	474	71,239
Series 2017-184, Class JH
3.000%	12/20/47	13	11,195
Series 2018-08, Class DA
3.000%	11/20/47	153	136,870
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,172,487
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
3.928%(cc)	07/25/44	25	24,938
Series 2020-INV01, Class A14, 144A
2.924%(cc)	10/25/50	1,221	966,717
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,651	1,210,492
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,696	1,243,475
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	500	427,992
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
6.000%(c)	08/25/50	254	238,480

A11

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	422	$352,798
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	557	459,567
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	201	165,746
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	103	97,826
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	204	186,996
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	52	50,327
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	133	96,871
OBX Trust,
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
6.534%(c)	10/25/59	18	17,460
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	56	48,216
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
6.384%(c)	02/25/60	28	25,107
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	159	129,777
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.779%(cc)	08/25/47	1,226	1,070,559
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	60	52,674
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	499	451,003
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	60	58,628
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	694	618,039
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	114	106,516
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.434%(c)	10/25/59	489	488,534
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	4,125	3,024,785
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,673	1,226,962
Verus Securitization Trust,
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59	367	351,269
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60	44	$43,373
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60	405	377,025
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	129	106,953
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	573	473,581
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66	991	779,311
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	5,338	4,447,148
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65	1,223	1,090,418

Total Residential Mortgage-Backed Securities (cost $34,368,466)			34,148,067
Sovereign Bonds — 0.3%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	199,150
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.550%	03/31/32	3,265	2,816,879
Romanian Government International Bond (Romania),
Unsec’d. Notes, 144A
3.000%	02/27/27	4,050	3,678,615

Total Sovereign Bonds (cost $6,545,648)			6,694,644
U.S. Government Agency Obligations — 31.8%
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	684	573,909
1.500%	02/01/36	2,718	2,279,234
1.500%	04/01/37	1,607	1,339,287
2.000%	08/01/36	1,076	925,097
2.000%	04/01/37	304	260,904
2.000%	05/01/37	109	93,440
2.000%	06/01/37	145	124,791
2.000%	06/01/37	286	245,466
2.000%	03/01/42	4,365	3,480,312
2.000%	06/01/50	414	319,500
2.000%	07/01/50	332	253,467
2.000%	02/01/51	7,704	5,888,556
2.000%	04/01/51	1,677	1,281,264
2.000%	05/01/51	56	43,392
2.000%	05/01/51	2,320	1,772,353
2.000%	07/01/51	33	25,348
2.000%	12/01/51	3,286	2,507,928
2.000%	03/01/52	671	517,066
2.000%	03/01/52	7,467	5,687,014
2.000%	04/01/52	1,137	865,830
2.000%	04/01/52	1,356	1,036,177
2.000%	05/01/52	351	269,541

A12

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	07/01/37	197	$173,676
2.500%	07/01/37	565	497,934
2.500%	03/01/42	2,304	1,894,935
2.500%	07/01/50	290	233,630
2.500%	07/01/50	2,701	2,162,714
2.500%	10/01/50	450	359,604
2.500%	02/01/51	4,737	3,822,344
2.500%	05/01/51	259	208,880
2.500%	05/01/51	625	498,890
2.500%	06/01/51	130	103,596
2.500%	06/01/51	995	804,913
2.500%	07/01/51	349	279,134
2.500%	08/01/51	674	537,842
2.500%	08/01/51	2,116	1,685,143
2.500%	08/01/51	9,216	7,344,986
2.500%	01/01/52	5,391	4,312,229
2.500%	02/01/52	169	134,661
2.500%	04/01/52	10,061	7,998,084
2.500%	05/01/52	17,539	13,930,503
2.500%	07/01/52	153	121,924
3.000%	01/01/27	5	4,783
3.000%	02/01/30	14	13,196
3.000%	05/01/30	327	313,862
3.000%	11/01/33	545	490,495
3.000%	02/01/34	542	498,914
3.000%	04/01/34	45	41,156
3.000%	03/01/35	120	109,268
3.000%	11/01/42	15	12,564
3.000%	01/01/43	18	15,587
3.000%	02/01/43	5	4,486
3.000%	02/01/43	12	10,369
3.000%	02/01/43	53	45,263
3.000%	03/01/43	50	42,815
3.000%	03/01/45	7	5,627
3.000%	04/01/45	60	50,814
3.000%	06/01/45	12	10,496
3.000%	06/01/45	89	75,734
3.000%	07/01/45	57	48,524
3.000%	02/01/47	741	626,274
3.000%	02/01/48	8	6,949
3.000%	09/01/49	649	548,968
3.000%	11/01/49	648	545,787
3.000%	02/01/50	247	208,070
3.000%	06/01/50	275	231,310
3.000%	08/01/50	1,177	991,489
3.000%	09/01/51	2,994	2,500,325
3.000%	11/01/51	2,022	1,675,525
3.000%	01/01/52	1,500	1,250,738
3.000%	06/01/52	2,717	2,248,209
3.000%	08/01/52	2,602	2,180,777
3.500%	06/01/33	36	33,924
3.500%	02/01/34	79	74,531
3.500%	03/01/42	1	1,237
3.500%	04/01/42	11	9,337
3.500%	04/01/42	107	94,991
3.500%	08/01/42	16	14,226
3.500%	08/01/42	21	18,542
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	08/01/42	106	$94,067
3.500%	09/01/42	3	2,697
3.500%	09/01/42	25	22,029
3.500%	09/01/42	154	135,400
3.500%	10/01/42	4	3,195
3.500%	10/01/42	39	34,931
3.500%	11/01/42	18	16,023
3.500%	12/01/42	235	208,877
3.500%	01/01/43	185	164,444
3.500%	04/01/43	5	4,294
3.500%	04/01/43	22	19,670
3.500%	04/01/43	144	127,376
3.500%	05/01/43	405	358,837
3.500%	07/01/43	28	24,349
3.500%	10/01/43	47	41,792
3.500%	01/01/44	240	213,485
3.500%	03/01/44	309	272,276
3.500%	03/01/45	119	104,684
3.500%	05/01/45	132	116,055
3.500%	06/01/45	27	23,412
3.500%	06/01/45	175	154,036
3.500%	03/01/46	109	96,102
3.500%	12/01/46	1,352	1,184,973
3.500%	01/01/48	2,553	2,237,595
3.500%	03/01/48	995	870,642
3.500%	10/01/49	52	45,278
3.500%	12/01/49	133	115,932
3.500%	01/01/50	1,018	889,787
3.500%	02/01/50	2,795	2,464,937
3.500%	05/01/51	2,125	1,838,280
4.000%	06/01/33	91	84,650
4.000%	10/01/34	35	33,539
4.000%	08/01/37	1,598	1,514,584
4.000%	05/01/38	194	177,914
4.000%	09/01/40	1	718
4.000%	10/01/40	2	1,815
4.000%	10/01/40	4	3,673
4.000%	10/01/40	11	10,397
4.000%	11/01/40	5	4,539
4.000%	12/01/40	2	1,610
4.000%	12/01/40	126	115,547
4.000%	12/01/40	269	244,922
4.000%	12/01/40	377	345,856
4.000%	02/01/41	13	12,244
4.000%	02/01/41	74	68,152
4.000%	04/01/41	488	447,710
4.000%	10/01/41	27	24,488
4.000%	10/01/41	85	77,796
4.000%	12/01/41	61	55,714
4.000%	02/01/42	199	182,556
4.000%	03/01/42	6	5,638
4.000%	04/01/42	2	2,074
4.000%	04/01/42	8	7,199
4.000%	04/01/42	23	20,663
4.000%	04/01/42	51	46,887
4.000%	06/01/42	8	7,632
4.000%	07/01/42	467	427,728

A13

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	09/01/42	32	$29,479
4.000%	11/01/42	210	192,686
4.000%	05/01/43	35	32,412
4.000%	09/01/43	141	129,271
4.000%	02/01/45	71	64,660
4.000%	05/01/45	25	22,840
4.000%	11/01/45	44	40,472
4.000%	01/01/46	1,508	1,382,464
4.000%	04/01/46	4	3,202
4.000%	04/01/46	8	7,613
4.000%	04/01/46	152	137,963
4.000%	10/01/47	3	2,367
4.000%	04/01/48	4	3,977
4.000%	06/01/48	121	110,321
4.000%	01/01/50	42	37,525
4.000%	02/01/50	2,325	2,105,564
4.500%	09/01/37	161	154,064
4.500%	05/01/39	37	34,938
4.500%	05/01/39	38	35,722
4.500%	06/01/39	23	22,104
4.500%	08/01/39	165	155,968
4.500%	09/01/39	12	11,166
4.500%	10/01/39	4	4,216
4.500%	10/01/39	11	10,460
4.500%	10/01/39	62	58,904
4.500%	10/01/39	220	208,475
4.500%	10/01/39	502	474,689
4.500%	12/01/39	15	14,267
4.500%	03/01/40	32	29,872
4.500%	05/01/40	21	19,984
4.500%	08/01/40	35	33,478
4.500%	08/01/40	56	52,539
4.500%	10/01/40	43	40,207
4.500%	11/01/40	30	28,033
4.500%	01/01/41	55	52,001
4.500%	02/01/41	7	6,219
4.500%	02/01/41	9	8,505
4.500%	02/01/41	9	8,726
4.500%	02/01/41	20	18,910
4.500%	03/01/41	44	41,254
4.500%	04/01/41	69	65,617
4.500%	04/01/41	125	118,144
4.500%	10/01/41	379	358,900
4.500%	01/01/42	19	18,068
4.500%	05/01/42	21	19,516
4.500%	03/01/44	6	5,243
4.500%	03/01/44	16	15,546
4.500%	03/01/44	19	17,540
4.500%	12/01/48	336	314,745
4.500%	05/01/50	140	129,902
4.500%	12/01/52	216	198,634
5.000%	07/01/25	—(r)	2
5.000%	07/01/33	—(r)	225
5.000%	11/01/33	1	1,254
5.000%	11/01/33	2	1,595
5.000%	11/01/33	2	2,259
5.000%	11/01/33	3	2,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/35	481	$471,536
5.000%	11/01/35	71	69,192
5.000%	12/01/35	1	778
5.000%	09/01/39	2	2,347
5.000%	04/01/40	4	3,601
5.000%	04/01/40	33	32,269
5.000%	06/01/40	33	32,684
5.000%	07/01/40	4	3,607
5.000%	07/01/40	22	21,326
5.000%	08/01/40	14	13,269
5.000%	08/01/40	38	36,864
5.000%	08/01/40	109	106,238
5.000%	06/01/41	62	60,756
5.000%	07/01/41	4	3,886
5.000%	07/01/41	6	5,575
5.000%	07/01/41	16	15,392
5.000%	07/01/41	22	20,782
5.000%	11/01/52	2,371	2,238,224
5.000%	05/01/53	563	531,312
5.500%	03/01/34	16	15,823
5.500%	07/01/35	10	10,188
5.500%	06/01/36	18	18,166
5.500%	01/01/38	301	300,319
5.500%	06/01/41	108	108,254
6.000%	10/01/32	—(r)	57
6.000%	03/01/33	3	3,033
6.000%	12/01/33	7	7,541
6.000%	12/01/33	87	87,660
6.000%	06/01/37	1	570
6.000%	01/01/38	3	3,550
6.000%	07/01/38	2	2,185
6.000%	08/01/38	5	4,578
6.500%	08/01/36	6	5,767
6.500%	09/01/39	15	14,897
7.000%	06/01/32	—(r)	493
7.000%	06/01/32	1	663
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.382%, Floor 1.625%)
4.849%(c)	04/01/37	14	14,038
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.725% (Cap 10.850%, Floor 1.725%)
5.975%(c)	07/01/35	—(r)	363
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.047%, Floor 1.733%)
4.108%(c)	02/01/37	6	6,243
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 10.072%, Floor 1.750%)
4.125%(c)	02/01/35	2	1,528
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.250%, Floor 1.750%)
6.000%(c)	07/01/41	76	75,944
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.451%, Floor 1.750%)
4.000%(c)	12/01/40	42	42,739
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.785% (Cap 9.785%, Floor 1.785%)
4.035%(c)	02/01/37	—(r)	256

A14

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.824% (Cap 10.024%, Floor 1.824%)
4.073%(c)	03/01/36	2	$1,842
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.842% (Cap 10.844%, Floor 1.842%)
4.091%(c)	01/01/37	3	2,750
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.912% (Cap 7.672%, Floor 1.912%)
5.671%(c)	10/01/42	12	12,138
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.915% (Cap 10.501%, Floor 1.915%)
4.290%(c)	02/01/37	2	1,735
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.930% (Cap 10.966%, Floor 1.930%)
4.187%(c)	12/01/36	1	589
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.030% (Cap 11.126%, Floor 2.030%)
4.275%(c)	11/01/36	2	2,191
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.220% (Cap 11.100%, Floor 2.220%)
4.558%(c)	02/01/37	2	2,050
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.278%, Floor 2.250%)
5.100%(c)	10/01/36	1	555
Federal National Mortgage Assoc.
1.500%	04/01/37	3,078	2,564,820
1.500%	05/01/37	2,984	2,487,687
1.500%	05/01/37	4,870	4,057,794
1.500%	01/01/42	3,186	2,459,340
2.000%	TBA(tt)	8,585	6,529,295
2.000%	TBA	6,365	5,457,366
2.000%	07/01/28	5	4,419
2.000%	05/01/36	3,993	3,432,209
2.000%	09/01/36	1,525	1,310,677
2.000%	09/01/36	1,587	1,371,557
2.000%	04/01/37	8,586	7,364,182
2.000%	05/01/37	849	728,670
2.000%	06/01/37	82	70,065
2.000%	08/01/37	1,062	910,601
2.000%	03/01/42	827	659,413
2.000%	04/01/42	5,084	4,054,987
2.000%	08/01/42	214	171,007
2.000%	07/01/50	127	97,312
2.000%	08/01/50	1,421	1,089,201
2.000%	10/01/50	184	142,433
2.000%	10/01/50	1,399	1,072,904
2.000%	11/01/50	107	81,944
2.000%	12/01/50	11,713	8,967,034
2.000%	01/01/51	14,205	10,868,076
2.000%	02/01/51	8,235	6,294,788
2.000%	03/01/51	8,969	6,854,836
2.000%	04/01/51	8,291	6,319,583
2.000%	05/01/51	53	40,910
2.000%	05/01/51	17,358	13,264,370
2.000%	07/01/51	26	20,183
2.000%	07/01/51	52	39,725
2.000%	07/01/51	55	42,331
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	12/01/51	8,433	$6,438,109
2.000%	02/01/52	2,192	1,672,887
2.000%	02/01/52	2,810	2,144,037
2.000%	02/01/52	2,973	2,290,761
2.000%	02/01/52	5,576	4,248,246
2.000%	02/01/52	11,133	8,485,129
2.000%	03/01/52	1,301	999,625
2.000%	03/01/52	12,798	9,748,376
2.000%	04/01/52	350	266,594
2.000%	04/01/52	1,675	1,275,651
2.500%	TBA(tt)	5,315	4,218,149
2.500%	11/01/29	9	7,872
2.500%	05/01/30	14	12,341
2.500%	01/01/31	64	58,519
2.500%	11/01/34	2,189	1,975,740
2.500%	11/01/36	1,963	1,733,676
2.500%	02/01/37	6,399	5,649,789
2.500%	03/01/37	1,116	983,680
2.500%	04/01/37	856	739,809
2.500%	04/01/37	2,360	2,079,611
2.500%	10/01/37	104	89,797
2.500%	07/01/50	1,652	1,330,658
2.500%	09/01/50	1,162	936,943
2.500%	09/01/50	6,826	5,515,017
2.500%	01/01/51	640	512,502
2.500%	02/01/51	639	511,912
2.500%	05/01/51	251	200,521
2.500%	05/01/51	319	256,575
2.500%	05/01/51	413	332,329
2.500%	05/01/51	4,257	3,397,939
2.500%	06/01/51	627	503,118
2.500%	06/01/51	1,076	870,939
2.500%	06/01/51	3,897	3,103,924
2.500%	07/01/51	603	481,004
2.500%	07/01/51	970	773,695
2.500%	08/01/51	192	153,231
2.500%	08/01/51	215	171,121
2.500%	08/01/51	522	417,438
2.500%	08/01/51	2,505	2,004,226
2.500%	08/01/51	6,149	4,903,932
2.500%	10/01/51	4,358	3,470,752
2.500%	10/01/51	5,255	4,184,385
2.500%	01/01/52	90	71,681
2.500%	01/01/52	2,746	2,201,835
2.500%	01/01/52	7,755	6,179,786
2.500%	02/01/52	228	182,064
2.500%	02/01/52	1,333	1,060,395
2.500%	03/01/52	180	144,327
2.500%	03/01/52	470	378,262
3.000%	TBA(tt)	16,520	13,658,039
3.000%	01/01/27	62	60,130
3.000%	08/01/27	5	5,000
3.000%	08/01/27	6	5,171
3.000%	10/01/27	16	15,198
3.000%	11/01/27	5	4,881
3.000%	12/01/27	3	2,416
3.000%	12/01/27	10	9,139

A15

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/28	9	$8,749
3.000%	02/01/28	8	7,107
3.000%	03/01/28	9	8,806
3.000%	04/01/28	8	7,225
3.000%	05/01/28	10	9,253
3.000%	06/01/28	9	8,403
3.000%	06/01/28	52	50,013
3.000%	07/01/28	10	9,297
3.000%	08/01/28	11	9,996
3.000%	09/01/28	12	10,744
3.000%	10/01/28	7	6,713
3.000%	11/01/28	191	182,278
3.000%	01/01/29	8	7,576
3.000%	02/01/29	191	180,686
3.000%	03/01/29	14	13,302
3.000%	03/01/30	29	27,203
3.000%	12/01/32	83	77,505
3.000%	03/01/33	31	29,120
3.000%	06/01/33	2	1,857
3.000%	09/01/33	6	5,454
3.000%	12/01/34	34	30,608
3.000%	12/01/34	114	103,761
3.000%	01/01/35	29	26,307
3.000%	01/01/35	193	175,562
3.000%	05/01/35	3,340	3,032,097
3.000%	06/01/35	418	381,712
3.000%	11/01/36	16	14,020
3.000%	11/01/36	62	55,198
3.000%	12/01/36	18	16,404
3.000%	01/01/40	2,310	2,002,966
3.000%	02/01/40	357	310,069
3.000%	04/01/40	145	125,083
3.000%	04/01/40	3,934	3,366,667
3.000%	09/01/42	183	156,509
3.000%	10/01/42	157	133,846
3.000%	10/01/42	432	369,550
3.000%	11/01/42	93	79,922
3.000%	11/01/42	100	85,829
3.000%	01/01/43	19	15,865
3.000%	01/01/43	89	75,881
3.000%	02/01/43	3	2,773
3.000%	02/01/43	5	3,944
3.000%	02/01/43	10	8,243
3.000%	02/01/43	17	14,713
3.000%	02/01/43	21	17,666
3.000%	02/01/43	74	63,635
3.000%	02/01/43	133	113,737
3.000%	03/01/43	110	94,188
3.000%	04/01/43	5	4,580
3.000%	04/01/43	1,847	1,578,481
3.000%	05/01/43	1	684
3.000%	05/01/43	9	7,669
3.000%	05/01/43	14	11,797
3.000%	05/01/43	25	21,061
3.000%	05/01/43	41	34,651
3.000%	05/01/43	69	59,085
3.000%	05/01/43	296	253,214
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	07/01/43	85	$72,654
3.000%	08/01/43	31	26,183
3.000%	08/01/43	270	228,873
3.000%	09/01/43	420	358,156
3.000%	02/01/44	35	30,374
3.000%	12/01/44	2	1,991
3.000%	05/01/45	87	73,280
3.000%	08/01/45	210	177,531
3.000%	05/01/46	2,148	1,804,445
3.000%	06/01/46	424	362,419
3.000%	08/01/46	175	148,176
3.000%	09/01/46	21	17,537
3.000%	10/01/46	95	80,035
3.000%	11/01/46	69	58,255
3.000%	11/01/46	76	64,426
3.000%	11/01/46	94	79,709
3.000%	11/01/46	252	213,103
3.000%	11/01/46	374	315,331
3.000%	11/01/46	716	605,033
3.000%	11/01/46	2,570	2,197,111
3.000%	11/01/46	3,412	2,892,983
3.000%	12/01/46	49	41,540
3.000%	12/01/46	80	67,195
3.000%	12/01/46	80	67,338
3.000%	12/01/46	82	69,035
3.000%	12/01/46	447	377,740
3.000%	01/01/47	56	46,964
3.000%	01/01/47	1,977	1,671,565
3.000%	02/01/47	114	97,110
3.000%	06/01/47	719	607,922
3.000%	03/01/48	14	11,985
3.000%	08/01/49	643	544,114
3.000%	11/01/49	152	126,694
3.000%	02/01/50	155	129,417
3.000%	02/01/50	267	223,432
3.000%	03/01/50	698	586,376
3.000%	05/01/50	28	23,768
3.000%	05/01/50	10,605	8,881,512
3.000%	07/01/50	136	113,769
3.000%	07/01/50	257	215,456
3.000%	08/01/50	514	427,674
3.000%	08/01/50	761	633,938
3.000%	09/01/50	29	24,177
3.000%	10/01/50	1,420	1,183,165
3.000%	10/01/51	61	51,225
3.000%	02/01/52	2,460	2,038,773
3.500%	TBA	11,915	10,245,969
3.500%	07/01/30	22	21,041
3.500%	08/01/30	111	104,012
3.500%	07/01/32	319	294,031
3.500%	08/01/32	95	89,668
3.500%	12/01/33	1,553	1,456,051
3.500%	01/01/34	4	3,686
3.500%	01/01/34	7	6,749
3.500%	01/01/34	16	14,709
3.500%	01/01/34	25	22,884
3.500%	05/01/34	627	589,569

A16

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/34	29	$27,057
3.500%	07/01/34	84	79,002
3.500%	08/01/34	105	98,964
3.500%	02/01/35	77	71,186
3.500%	09/01/37	55	49,482
3.500%	06/01/38	23	20,435
3.500%	10/01/41	6	5,130
3.500%	12/01/41	47	41,931
3.500%	06/01/42	79	69,922
3.500%	06/01/42	162	143,043
3.500%	07/01/42	23	20,002
3.500%	07/01/42	94	82,404
3.500%	08/01/42	209	181,835
3.500%	09/01/42	374	328,859
3.500%	10/01/42	334	293,965
3.500%	11/01/42	53	47,237
3.500%	01/01/43	58	51,122
3.500%	01/01/43	393	345,535
3.500%	04/01/43	41	36,165
3.500%	05/01/43	551	488,260
3.500%	06/01/43	11	9,462
3.500%	06/01/43	225	199,620
3.500%	06/01/43	234	206,992
3.500%	07/01/43	26	22,937
3.500%	07/01/43	66	58,472
3.500%	07/01/43	87	77,242
3.500%	07/01/43	133	117,680
3.500%	07/01/43	330	292,607
3.500%	08/01/43	59	51,780
3.500%	08/01/43	64	56,468
3.500%	08/01/43	69	60,928
3.500%	09/01/43	31	27,287
3.500%	03/01/44	379	335,738
3.500%	07/01/44	37	32,445
3.500%	04/01/45	—(r)	362
3.500%	04/01/45	11	10,041
3.500%	04/01/45	47	41,705
3.500%	05/01/45	34	29,875
3.500%	07/01/45	66	57,690
3.500%	09/01/45	64	56,152
3.500%	11/01/45	13	11,754
3.500%	11/01/45	39	34,545
3.500%	12/01/45	119	105,032
3.500%	12/01/45	919	810,842
3.500%	12/01/45	3,585	3,145,686
3.500%	01/01/46	25	21,483
3.500%	01/01/46	326	286,067
3.500%	01/01/46	370	324,788
3.500%	05/01/46	125	110,114
3.500%	06/01/46	433	381,443
3.500%	02/01/47	13	11,137
3.500%	02/01/47	2,136	1,892,480
3.500%	08/01/47	57	49,471
3.500%	09/01/47	27	23,922
3.500%	10/01/47	116	101,290
3.500%	11/01/47	33	28,747
3.500%	12/01/47	4	3,417
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/01/48	155	$137,318
3.500%	02/01/48	21	18,360
3.500%	02/01/48	670	586,144
3.500%	12/01/48	1,304	1,142,171
3.500%	06/01/49	639	557,910
3.500%	06/01/49	2,323	2,043,414
3.500%	06/01/49	2,735	2,394,275
3.500%	10/01/49	112	98,350
3.500%	05/01/50	164	142,723
3.500%	07/01/50	1,343	1,175,094
3.500%	08/01/50	170	148,497
4.000%	TBA(tt)	7,465	6,645,600
4.000%	11/01/31	22	20,212
4.000%	07/01/35	857	817,725
4.000%	11/01/40	37	33,760
4.000%	11/01/40	267	244,617
4.000%	12/01/40	346	312,644
4.000%	01/01/41	42	38,544
4.000%	01/01/41	220	201,793
4.000%	02/01/41	12	11,185
4.000%	02/01/41	24	22,014
4.000%	02/01/41	32	29,254
4.000%	02/01/41	51	46,974
4.000%	02/01/41	135	123,312
4.000%	02/01/41	460	421,415
4.000%	03/01/41	352	322,203
4.000%	04/01/41	118	107,708
4.000%	10/01/41	138	126,772
4.000%	11/01/41	122	111,740
4.000%	01/01/42	11	9,632
4.000%	01/01/42	161	147,045
4.000%	01/01/42	167	152,390
4.000%	02/01/42	21	19,166
4.000%	02/01/42	122	111,513
4.000%	02/01/42	183	167,693
4.000%	08/01/42	458	420,981
4.000%	01/01/43	9	7,714
4.000%	10/01/43	79	71,898
4.000%	03/01/44	119	108,537
4.000%	05/01/45	85	77,448
4.000%	06/01/45	159	142,526
4.000%	07/01/45	44	39,778
4.000%	09/01/45	80	71,761
4.000%	09/01/45	1,557	1,425,347
4.000%	10/01/45	45	40,495
4.000%	10/01/45	4,896	4,483,029
4.000%	11/01/45	5	4,347
4.000%	12/01/45	74	66,541
4.000%	01/01/46	31	28,702
4.000%	03/01/46	11	9,781
4.000%	03/01/46	273	250,154
4.000%	03/01/46	301	275,788
4.000%	07/01/46	31	28,220
4.000%	09/01/46	72	64,754
4.000%	12/01/46	5	4,185
4.000%	02/01/47	1,697	1,544,965
4.000%	08/01/47	823	748,764

A17

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/47	54	$49,143
4.000%	12/01/47	55	50,257
4.000%	10/01/48	1,082	986,759
4.000%	12/01/49	321	289,400
4.000%	10/01/51	872	783,431
4.000%	08/01/52	254	226,073
4.000%	09/01/52	1,144	1,019,350
4.500%	TBA	6,665	6,119,303
4.500%	09/01/35	11	10,217
4.500%	03/01/39	79	73,686
4.500%	06/01/39	39	36,840
4.500%	08/01/39	109	102,385
4.500%	09/01/39	127	120,255
4.500%	11/01/39	36	34,276
4.500%	12/01/39	186	175,491
4.500%	12/01/39	430	406,386
4.500%	03/01/40	4	4,148
4.500%	04/01/40	288	271,437
4.500%	07/01/40	31	29,274
4.500%	08/01/40	23	21,589
4.500%	09/01/40	331	312,633
4.500%	10/01/40	13	12,030
4.500%	11/01/40	489	461,762
4.500%	12/01/40	35	33,079
4.500%	12/01/40	56	52,646
4.500%	12/01/40	237	223,522
4.500%	02/01/41	55	51,725
4.500%	02/01/41	57	53,526
4.500%	02/01/41	90	84,771
4.500%	02/01/41	148	139,677
4.500%	04/01/41	481	454,530
4.500%	05/01/41	6	5,318
4.500%	05/01/41	12	11,446
4.500%	05/01/41	445	420,090
4.500%	06/01/41	36	33,939
4.500%	06/01/41	38	36,181
4.500%	08/01/41	6	5,972
4.500%	10/01/41	6	5,370
4.500%	10/01/41	10	8,989
4.500%	11/01/41	7	6,479
4.500%	11/01/41	143	134,972
4.500%	04/01/42	62	58,851
4.500%	08/01/42	14	13,402
4.500%	09/01/42	11	10,229
4.500%	09/01/42	22	20,341
4.500%	10/01/42	84	79,489
4.500%	09/01/43	24	22,499
4.500%	11/01/43	19	18,151
4.500%	01/01/44	14	13,442
4.500%	01/01/44	39	36,649
4.500%	04/01/44	22	20,908
4.500%	06/01/44	25	24,024
4.500%	10/01/44	78	73,403
4.500%	02/01/45	18	17,268
4.500%	02/01/45	39	37,001
4.500%	10/01/45	49	46,122
4.500%	02/01/46	65	61,797
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/46	14	$13,098
4.500%	03/01/46	67	63,226
4.500%	06/01/46	12	10,798
4.500%	07/01/46	48	44,813
4.500%	11/01/46	26	24,137
4.500%	12/01/46	50	47,319
4.500%	01/01/47	9	8,352
4.500%	01/01/47	15	13,589
4.500%	02/01/47	25	23,252
4.500%	05/01/47	98	92,772
4.500%	11/01/47	755	710,725
4.500%	08/01/48	157	146,775
4.500%	12/01/48	573	535,888
4.500%	09/01/49	2,725	2,547,895
4.500%	11/01/49	5	4,759
4.500%	01/01/50	126	117,605
4.500%	05/01/50	120	111,464
4.500%	07/01/52	605	555,616
4.500%	08/01/52	1,627	1,494,569
4.500%	10/01/52	564	518,113
5.000%	TBA(tt)	10,765	10,156,105
5.000%	01/01/24	—(r)	307
5.000%	06/01/24	—(r)	243
5.000%	09/01/25	1	904
5.000%	10/01/33	5	5,343
5.000%	11/01/33	1	1,296
5.000%	11/01/33	1	1,376
5.000%	04/01/34	3	3,084
5.000%	07/01/34	3	3,422
5.000%	10/01/34	2	1,897
5.000%	03/01/35	149	145,906
5.000%	04/01/35	17	16,954
5.000%	04/01/35	166	162,732
5.000%	05/01/35	19	18,927
5.000%	06/01/35	5	5,122
5.000%	06/01/35	9	9,136
5.000%	06/01/35	20	19,695
5.000%	07/01/35	1	1,108
5.000%	07/01/35	4	3,583
5.000%	07/01/35	5	4,833
5.000%	09/01/35	13	12,424
5.000%	10/01/35	31	30,224
5.000%	10/01/35	131	127,951
5.000%	10/01/35	272	266,405
5.000%	03/01/36	47	46,367
5.000%	12/01/36	4	4,233
5.000%	12/01/36	163	160,163
5.000%	07/01/37	3	3,009
5.000%	07/01/37	452	442,880
5.000%	02/01/38	17	16,474
5.000%	05/01/38	116	113,488
5.000%	06/01/39	14	14,182
5.000%	06/01/39	68	66,848
5.000%	06/01/40	54	52,666
5.000%	06/01/40	68	66,054
5.000%	08/01/40	103	101,176
5.000%	04/01/41	212	206,341

A18

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	06/01/41	12	$11,594
5.000%	06/01/41	34	32,771
5.000%	07/01/41	83	81,011
5.000%	08/01/41	7	6,520
5.000%	09/01/41	89	86,103
5.000%	01/01/42	117	113,964
5.000%	02/01/42	47	46,025
5.000%	05/01/42	71	69,639
5.000%	07/01/42	163	159,011
5.000%	11/01/44	203	198,397
5.000%	07/01/45	566	552,462
5.000%	12/01/47	1,083	1,060,317
5.000%	02/01/49	617	592,841
5.000%	08/01/52	1,009	952,406
5.000%	10/01/52	52	48,625
5.000%	07/01/53	777	733,513
5.283%	08/01/41	51	49,732
5.500%	TBA(tt)	8,430	8,146,475
5.500%	04/01/34	3	2,964
5.500%	09/01/34	64	63,289
5.500%	11/01/34	5	4,876
5.500%	12/01/34	19	18,643
5.500%	02/01/35	7	6,633
5.500%	04/01/35	12	11,637
5.500%	11/01/35	12	11,889
5.500%	11/01/35	62	61,672
5.500%	12/01/35	16	16,199
5.500%	12/01/35	78	77,718
5.500%	01/01/36	2	2,268
5.500%	01/01/36	19	18,491
5.500%	03/01/36	3	2,586
5.500%	03/01/36	4	3,514
5.500%	05/01/36	76	76,163
5.500%	05/01/36	154	154,003
5.500%	07/01/36	348	346,512
5.500%	11/01/36	1	1,369
5.500%	08/01/37	4	3,805
5.500%	08/01/37	17	16,843
5.500%	08/01/37	24	23,421
5.500%	08/01/37	94	93,390
5.500%	08/01/37	163	161,282
5.500%	08/01/37	174	173,434
5.500%	09/01/37	63	63,076
5.500%	02/01/38	24	23,471
5.500%	02/01/38	154	153,771
5.500%	09/01/38	90	90,088
5.500%	04/01/39	50	49,602
5.500%	05/01/39	50	49,823
5.500%	03/01/40	97	96,131
5.500%	09/01/41	1	614
5.500%	09/01/41	148	147,908
5.500%	03/01/53	1,310	1,266,477
6.000%	11/01/32	4	3,819
6.000%	03/01/33	4	3,825
6.000%	04/01/33	4	3,664
6.000%	02/01/34	90	91,407
6.000%	08/01/34	3	3,102
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	11/01/34	2	$2,495
6.000%	11/01/34	168	169,628
6.000%	04/01/35	3	3,311
6.000%	04/01/35	3	3,496
6.000%	11/01/35	29	29,734
6.000%	12/01/35	6	5,599
6.000%	02/01/36	208	211,916
6.000%	04/01/36	—(r)	18
6.000%	05/01/36	49	49,775
6.000%	05/01/36	64	65,097
6.000%	06/01/36	6	6,560
6.000%	09/01/36	6	6,322
6.000%	09/01/36	444	449,161
6.000%	11/01/36	13	13,080
6.000%	12/01/36	2	2,266
6.000%	01/01/37	—(r)	38
6.000%	01/01/37	6	5,783
6.000%	02/01/37	4	4,391
6.000%	02/01/37	53	53,984
6.000%	03/01/37	23	23,554
6.000%	03/01/37	140	142,829
6.000%	03/01/37	360	366,364
6.000%	05/01/37	—(r)	103
6.000%	05/01/37	3	2,918
6.000%	06/01/37	7	6,704
6.000%	08/01/37	50	50,201
6.000%	08/01/37	276	279,723
6.000%	10/01/37	5	4,862
6.000%	02/01/38	22	21,815
6.000%	03/01/38	206	209,472
6.000%	04/01/38	8	7,851
6.000%	05/01/38	50	50,611
6.000%	08/01/38	7	6,690
6.000%	09/01/38	9	9,647
6.000%	10/01/38	44	44,885
6.000%	12/01/38	2	2,141
6.000%	04/01/39	3	3,232
6.000%	06/01/39	53	54,267
6.000%	09/01/39	244	247,751
6.000%	10/01/39	67	68,612
6.000%	01/01/40	3	2,727
6.000%	02/01/40	32	32,995
6.000%	10/01/40	57	57,836
6.000%	07/01/41	45	46,055
6.000%	12/01/52	1,308	1,292,006
6.000%	01/01/53	3,099	3,087,893
6.000%	02/01/53	3,296	3,284,407
6.000%	09/01/53	1,289	1,275,528
6.500%	TBA	6,480	6,509,363
6.500%	07/01/32	2	1,761
6.500%	07/01/32	15	15,713
6.500%	07/01/32	26	26,850
6.500%	12/01/32	3	2,755
6.500%	12/01/32	6	6,531
6.500%	07/01/35	7	7,531
6.500%	12/01/35	65	66,319
6.500%	07/01/36	1	1,098

A19

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	07/01/36	238	$243,806
6.500%	08/01/36	11	10,856
6.500%	08/01/36	44	45,522
6.500%	08/01/36	55	56,508
6.500%	09/01/36	26	26,756
6.500%	09/01/36	107	109,913
6.500%	10/01/36	3	2,926
6.500%	10/01/36	52	54,064
6.500%	11/01/36	3	2,802
6.500%	11/01/36	5	4,932
6.500%	12/01/36	1	1,306
6.500%	10/01/37	2	1,772
6.500%	10/01/37	45	46,563
6.500%	10/01/37	177	184,192
6.500%	08/01/38	19	19,381
6.500%	06/01/39	14	13,919
6.500%	10/01/39	67	68,422
6.500%	05/01/40	61	63,005
6.500%	05/01/40	71	73,212
6.691%	02/01/39	21	21,258
7.000%	01/01/31	—(r)	64
7.000%	04/01/32	—(r)	52
7.000%	04/01/37	15	15,283
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
3.590%(c)	12/01/35	2	1,533
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.553% (Cap 9.886%, Floor 1.553%)
5.240%(c)	07/01/35	1	1,056
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.584% (Cap 10.387%, Floor 1.584%)
4.499%(c)	12/01/35	4	4,201
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
5.905%(c)	08/01/37	1	904
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.515%, Floor 1.700%)
3.950%(c)	11/01/37	8	8,243
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.702%, Floor 1.800%)
4.055%(c)	01/01/42	37	37,499
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.804% (Cap 8.520%, Floor 1.804%)
4.800%(c)	12/01/40	65	66,024
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.670%, Floor 1.818%)
4.304%(c)	02/01/42	11	10,922
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.869% (Cap 11.074%, Floor 1.869%)
6.119%(c)	08/01/36	3	2,582
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.733%, Floor 1.892%)
4.142%(c)	12/01/35	1	1,386
Government National Mortgage Assoc.
1.500%	12/20/36	331	274,194
1.500%	01/20/37	425	351,644
1.500%	02/20/37	823	682,039
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
1.500%	05/20/37	709	$587,486
2.000%	TBA	2,030	1,604,572
2.000%	03/20/51	2,569	2,039,271
2.000%	07/20/51	10,488	8,309,094
2.000%	08/20/51	12,652	10,018,565
2.000%	01/20/52	6,162	4,875,356
2.000%	03/20/52	2,835	2,241,527
2.500%	TBA	1,445	1,180,890
2.500%	08/20/50	1,490	1,222,585
2.500%	07/20/51	1,011	827,304
2.500%	08/20/51	1,587	1,297,660
2.500%	10/20/51	18,848	15,414,604
2.500%	11/20/51	3,431	2,807,092
2.500%	12/20/51	3,670	3,001,262
2.500%	03/20/52	3,289	2,688,890
3.000%	10/15/42	17	14,497
3.000%	12/15/42	6	4,851
3.000%	05/15/43	15	12,653
3.000%	06/15/43	2	1,432
3.000%	07/15/43	33	29,013
3.000%	08/20/43	385	332,193
3.000%	09/20/43	365	315,399
3.000%	01/20/44	39	33,692
3.000%	02/20/44	130	112,341
3.000%	05/20/45	2,218	1,911,104
3.000%	10/20/45	143	123,542
3.000%	05/20/46	61	51,915
3.000%	05/20/46	127	108,333
3.000%	05/20/46	363	312,663
3.000%	06/20/46	90	77,941
3.000%	06/20/46	286	244,056
3.000%	07/20/46	85	72,573
3.000%	07/20/46	126	107,916
3.000%	07/20/46	177	152,457
3.000%	07/20/46	179	152,658
3.000%	07/20/46	370	315,967
3.000%	07/20/46	388	331,347
3.000%	08/20/46	104	89,087
3.000%	08/20/46	165	140,675
3.000%	08/20/46	167	142,909
3.000%	09/20/46	79	67,898
3.000%	09/20/46	93	79,532
3.000%	09/20/46	99	85,653
3.000%	10/20/46	3,098	2,667,287
3.000%	11/20/46	799	687,614
3.000%	08/20/49	235	196,457
3.000%	10/20/49	517	429,262
3.000%	12/20/49	7	5,949
3.000%	01/20/50	11	9,239
3.000%	04/20/50	132	112,273
3.000%	05/20/50	1,014	847,053
3.000%	07/20/50	149	127,170
3.000%	07/20/50	241	199,485
3.000%	05/20/51	1,150	978,111
3.000%	06/20/51	896	761,880
3.000%	07/20/51	4,927	4,179,307
3.000%	10/20/51	4,147	3,524,714

A20

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/20/52	3,683	$3,121,882
3.500%	01/15/42	4	3,875
3.500%	03/20/42	10	9,277
3.500%	05/20/42	15	13,848
3.500%	06/20/42	177	158,528
3.500%	08/20/42	298	266,176
3.500%	11/20/42	6	5,525
3.500%	12/20/42	156	139,664
3.500%	01/20/43	31	27,790
3.500%	02/20/43	10	9,207
3.500%	03/20/43	387	341,864
3.500%	03/20/43	1,785	1,600,768
3.500%	04/20/43	50	44,716
3.500%	05/20/43	198	177,513
3.500%	08/20/43	11	10,135
3.500%	09/20/43	40	35,644
3.500%	10/15/43	17	15,321
3.500%	11/15/43	477	429,041
3.500%	03/20/44	1	1,308
3.500%	10/20/44	60	53,024
3.500%	02/15/45	71	63,834
3.500%	02/20/45	190	169,520
3.500%	07/20/45	113	100,524
3.500%	10/20/45	7	6,166
3.500%	02/20/46	22	19,614
3.500%	03/20/46	855	760,726
3.500%	04/20/46	11	9,650
3.500%	05/20/46	4	3,122
3.500%	05/20/46	4	3,318
3.500%	05/20/46	5	4,868
3.500%	05/20/46	7	6,568
3.500%	05/20/46	8	7,395
3.500%	05/20/46	11	9,620
3.500%	06/20/46	7	6,237
3.500%	06/20/46	7	6,284
3.500%	06/20/46	8	6,983
3.500%	06/20/46	8	7,409
3.500%	06/20/46	32	28,570
3.500%	06/20/46	2,133	1,902,778
3.500%	07/20/46	194	172,348
3.500%	07/20/46	627	557,899
3.500%	09/20/46	197	175,096
3.500%	10/20/46	2,257	2,006,070
3.500%	11/20/46	111	98,669
3.500%	04/20/47	42	36,897
3.500%	07/20/47	62	54,754
3.500%	12/20/47	1,663	1,477,910
3.500%	02/20/48	68	60,429
3.500%	02/20/48	93	82,225
3.500%	12/20/49	1	896
3.500%	12/20/49	3	2,828
3.500%	12/20/49	4	3,600
3.500%	01/20/50	758	672,841
3.500%	03/20/50	1,471	1,297,683
3.500%	04/20/50	193	169,930
3.500%	05/20/50	293	257,601
3.500%	11/20/50	319	279,117
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	09/20/25	5	$5,123
4.000%	11/20/25	12	12,253
4.000%	01/20/26	4	3,909
4.000%	10/20/40	28	25,840
4.000%	02/15/41	3	2,759
4.000%	02/20/41	31	29,040
4.000%	03/15/41	3	2,482
4.000%	03/20/41	124	115,055
4.000%	05/20/41	252	233,378
4.000%	10/15/41	13	12,098
4.000%	10/15/41	50	46,098
4.000%	10/15/41	60	55,344
4.000%	10/20/41	353	326,690
4.000%	11/20/41	49	44,931
4.000%	12/20/41	24	21,898
4.000%	04/20/42	13	12,055
4.000%	09/20/42	24	21,928
4.000%	11/20/42	20	18,460
4.000%	08/20/43	9	8,355
4.000%	01/20/44	43	39,905
4.000%	02/20/44	14	12,673
4.000%	03/20/45	1,363	1,255,183
4.000%	08/20/45	90	82,659
4.000%	09/20/45	959	880,868
4.000%	01/20/46	23	21,134
4.000%	05/20/46	27	25,184
4.000%	01/15/47	9	8,008
4.000%	01/15/47	10	9,472
4.000%	06/20/47	942	864,335
4.000%	09/20/47	885	813,357
4.000%	01/20/48	316	286,111
4.000%	05/20/49	94	85,439
4.000%	10/20/50	1,941	1,768,712
4.000%	10/20/52	8,530	7,686,705
4.500%	04/20/35	6	5,759
4.500%	05/15/39	3	3,213
4.500%	08/15/39	23	22,308
4.500%	09/15/39	121	116,183
4.500%	09/20/39	2	1,458
4.500%	10/15/39	9	8,299
4.500%	11/15/39	4	4,151
4.500%	11/15/39	7	6,766
4.500%	11/20/39	33	31,187
4.500%	02/15/40	15	14,296
4.500%	02/20/40	286	271,674
4.500%	03/15/40	29	27,988
4.500%	05/20/40	244	231,810
4.500%	06/15/40	1	1,403
4.500%	06/15/40	11	10,894
4.500%	06/15/40	12	11,020
4.500%	06/15/40	41	39,014
4.500%	06/15/40	125	119,177
4.500%	07/15/40	1	1,046
4.500%	07/15/40	4	3,869
4.500%	08/15/40	18	17,372
4.500%	09/15/40	72	68,492
4.500%	09/20/40	136	129,147

A21

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/15/40	7	$6,511
4.500%	11/20/40	71	67,495
4.500%	01/20/41	14	13,410
4.500%	02/20/41	319	302,254
4.500%	03/15/41	52	49,257
4.500%	03/20/41	361	342,128
4.500%	05/20/41	1	851
4.500%	05/20/41	23	22,238
4.500%	06/20/41	4	3,856
4.500%	07/20/41	44	41,740
4.500%	08/20/41	276	261,760
4.500%	11/20/41	721	684,566
4.500%	02/20/42	1	1,033
4.500%	05/20/42	7	7,004
4.500%	06/20/43	1	1,282
4.500%	06/20/44	1	1,193
4.500%	10/20/44	1	1,147
4.500%	01/20/45	1	1,070
4.500%	09/15/45	210	200,303
4.500%	01/20/46	158	150,376
4.500%	03/20/46	2	1,785
4.500%	05/20/46	1	1,336
4.500%	07/20/46	60	57,480
4.500%	08/20/46	106	100,488
4.500%	09/20/46	89	83,035
4.500%	01/20/47	234	222,207
4.500%	03/20/47	164	155,040
4.500%	09/20/48	47	43,383
4.500%	09/20/49	379	350,610
4.500%	10/20/52	6,213	5,741,706
5.000%	TBA	2,605	2,468,441
5.000%	01/20/33	1	697
5.000%	05/20/33	4	4,298
5.000%	11/15/33	2	1,705
5.000%	03/20/34	—(r)	478
5.000%	05/15/34	101	97,081
5.000%	12/20/34	3	3,368
5.000%	02/20/35	3	2,968
5.000%	03/20/35	3	2,454
5.000%	06/20/35	—(r)	448
5.000%	08/20/35	2	2,199
5.000%	12/20/35	3	3,061
5.000%	01/20/36	1	853
5.000%	03/20/36	4	4,311
5.000%	04/15/39	3	2,847
5.000%	04/20/39	3	3,353
5.000%	07/20/39	51	50,520
5.000%	08/15/39	4	4,122
5.000%	09/15/39	42	40,920
5.000%	10/15/39	8	8,245
5.000%	10/15/39	27	26,167
5.000%	10/20/39	3	2,514
5.000%	12/15/39	5	5,289
5.000%	01/15/40	5	4,727
5.000%	02/15/40	88	86,176
5.000%	02/15/40	91	88,803
5.000%	04/15/40	37	36,001
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	05/20/40	213	$208,295
5.000%	06/15/40	25	23,910
5.000%	06/15/40	38	36,767
5.000%	06/20/40	154	150,418
5.000%	07/15/40	4	4,120
5.000%	08/15/40	9	8,610
5.000%	08/20/40	116	113,178
5.000%	09/15/40	6	5,546
5.000%	09/15/40	7	6,634
5.000%	09/20/40	76	74,357
5.000%	10/20/40	25	24,322
5.000%	11/20/40	14	13,298
5.000%	03/20/41	157	153,666
5.000%	06/20/41	8	8,280
5.000%	08/20/41	174	171,043
5.000%	08/20/42	1	1,367
5.000%	11/20/42	9	9,021
5.000%	06/20/47	191	183,801
5.000%	07/20/47	32	30,715
5.000%	08/20/47	12	11,790
5.000%	10/20/47	22	21,207
5.000%	11/20/47	119	115,122
5.000%	02/20/48	20	19,634
5.000%	04/20/48	77	74,135
5.000%	05/20/48	6	5,793
5.000%	06/20/48	21	19,668
5.000%	06/20/48	111	106,576
5.000%	09/20/48	740	711,063
5.000%	12/20/48	554	532,585
5.000%	05/20/49	37	35,713
5.000%	06/20/49	919	881,974
5.500%	TBA	14,220	13,798,955
5.500%	10/20/32	1	521
5.500%	03/20/34	2	1,793
5.500%	01/20/36	352	354,017
5.500%	08/20/38	5	4,942
5.500%	03/20/48	173	172,195
5.500%	04/20/48	137	136,857
5.500%	05/20/48	126	124,372
5.500%	09/20/48	1	1,460
5.500%	10/20/48	37	36,429
5.500%	11/20/48	184	182,012
5.500%	12/20/48	645	637,770
5.500%	01/20/49	155	152,662
5.500%	03/20/49	200	197,467
5.500%	04/20/49	11	10,675
5.500%	06/20/52	280	271,463
5.500%	09/20/52	337	327,242
6.000%	TBA	3,580	3,547,277
6.000%	12/20/38	545	561,468
6.000%	05/15/40	162	165,526
6.500%	TBA	3,805	3,826,403
7.000%	02/20/29	7	7,158
7.000%	11/20/52	420	428,061
7.000%	08/20/53	965	985,950
7.000%	09/20/53	285	290,295

A22

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
8.500%	06/15/26	—(r)	$392

Total U.S. Government Agency Obligations (cost $675,454,401)			649,481,339
U.S. Treasury Obligations — 30.2%
U.S. Treasury Bonds
1.125%	05/15/40	1,460	837,903
1.750%	08/15/41(a)	19,200	11,958,000
2.000%	11/15/41	100	64,906
3.000%	08/15/52(a)(k)(kk)	50,820	37,050,956
3.375%	08/15/42	46,780	37,935,656
3.625%	02/15/53(a)	29,780	24,647,603
3.625%	05/15/53(a)	1,590	1,316,967
3.875%	02/15/43(a)	14,380	12,521,834
4.000%	11/15/42(a)	40,095	35,609,372
4.000%	11/15/52(a)	63,475	56,284,473
4.500%	05/15/38	230	224,861
U.S. Treasury Notes
0.500%	02/28/26	6,105	5,495,931
0.625%	08/15/30	67,470	51,783,225
0.750%	03/31/26	12,110	10,949,143
0.750%	04/30/26	8,500	7,655,977
0.750%	05/31/26	5,770	5,180,829
0.875%	06/30/26	4,760	4,282,884
1.250%	08/15/31	2,535	1,981,261
1.375%	11/15/31(a)	60,485	47,405,119
1.500%	01/31/27(k)	45,635	41,089,326
1.500%	02/15/30	8,330	6,905,440
1.875%	02/28/29	4,580	3,977,444
1.875%	02/15/32	685	556,349
2.750%	08/15/32	7,600	6,581,125
2.875%	05/15/32	1,815	1,593,230
3.750%	04/15/26(a)	39,720	38,627,700
3.875%	01/15/26(a)	63,355	61,855,269
4.000%	02/15/26(a)	37,775	36,972,281
4.125%	08/31/30	50,020	48,535,031
4.125%	11/15/32	18,075	17,433,902

Total U.S. Treasury Obligations (cost $657,735,538)			617,313,997

Total Long-Term Investments (cost $2,071,032,099)			1,990,682,340

	Shares	Value
Short-Term Investments — 21.1%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	155,094,501	$155,094,501
PGIM Institutional Money Market Fund (cost $276,276,088; includes $274,784,208 of cash collateral for securities on loan)(b)(wb)	276,456,617	276,290,743

Total Short-Term Investments (cost $431,370,589)		431,385,244

TOTAL INVESTMENTS—118.5% (cost $2,502,402,688)		2,422,067,584

Liabilities in excess of other assets(z) — (18.5)%		(378,351,967)

Net Assets — 100.0%		$2,043,715,617

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BNYM	Bank of New York Mellon
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

A23

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $269,983,704; cash collateral of $274,784,208 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(r)	Principal or notional amount is less than $500 par.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $57,080,000 is 2.8% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,270	5 Year Euro-Bobl	Dec. 2023	$155,418,393	$(1,283,980)
2,151	5 Year U.S. Treasury Notes	Dec. 2023	226,628,026	(2,042,337)
160	10 Year U.S. Treasury Notes	Dec. 2023	17,290,000	(5,224)
116	10 Year U.S. Ultra Treasury Notes	Dec. 2023	12,941,250	4,189
				(3,327,352)
Short Positions:
1,134	2 Year U.S. Treasury Notes	Dec. 2023	229,874,204	1,160,305
267	30 Year Euro Buxl	Dec. 2023	34,540,484	1,347,394
899	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	106,700,063	5,723,955
				8,231,654
				$4,904,302
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/24/23	BNYM	EUR	530	$580,389	$561,689	$—	$(18,700)
Credit default swap agreements outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	51,268	0.736%	$581,550	$629,773	$48,223

A24

AST T. ROWE PRICE FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreements outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.AAA	11/18/64	0.500%(M)	43,000	$1,330,282	$1,170,848	$159,434	MSI
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A25